Equity-based participation plans for associates (Details 6) Pure in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Alcon, Inc., equity plan, converted, Novartis share options [member]
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	0.1	0.2
Weighted average exercise price of share options outstanding at beginning of period	$ 36.0	$ 36.8
Number of share options exercised		(0.1)
Weighted average exercise price of share options exercised		$ 37.6
Number of share options outstanding at end of period	0.1	0.1
Weighted average exercise price of share options outstanding at end of period	$ 33.7	$ 36.0
Number of share options exercisable	0.1	0.1
Weighted average exercise price of share options exercisable	$ 33.7	$ 36.0
Alcon, Inc., equity plan, converted, Share-settled appreciation rights (SSAR) [member]
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	1.4	1.8
Weighted average exercise price of share options outstanding at beginning of period	$ 35.9	$ 36.6
Number of share options exercised	(0.6)	(0.4)
Weighted average exercise price of share options exercised	$ 39.8	$ 38.9
Number of share options outstanding at end of period	0.8	1.4
Weighted average exercise price of share options outstanding at end of period	$ 33.0	$ 35.9
Number of share options exercisable	0.8	1.4
Weighted average exercise price of share options exercisable	$ 33.0	$ 35.9